Post-Employment Benefits - Present value of the defined benefit obligations and the fair value of the plan assets (Details) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019
Present value of the defined benefit obligations and the fair value of the plan assets
Present value of funded obligations	€ 433	€ 304	€ 18
Fair value of plan assets	240	178	10
Total post-employment benefit obligations	€ 193	€ 126	€ 8